Other revenues and expenses - Financial Income and Expenses (Narrative) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Interests on loans and finance leases		$ 4,153	$ 3,212	$ 1,401
Foreign exchange gains and losses related to hedges of euro		1,401	(593)	(249)
Convertible debt amendments	$ 322	322	0	0
Expenses related to the change in fair value of the convertible debt embedded derivative		0	1,583	2,036
Other financial expenses related to the embedded derivative		0	83	145
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interests on loans and finance leases		$ 4,094	$ 3,039	$ 1,350